Intangible assets (Details 1) - USD ($)	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 8,212	$ 4,921
2019	8,212	4,921
2020	8,212	4,921
2021	8,212	4,921
2022	8,212	4,921
Thereafter	75,234	45,068
Finite lived intangible assets, net	$ 116,294	$ 69,673	$ 59,089	$ 29,517	$ 25,406